INVENTORY	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
INVENTORY [Text Block]
NOTE 7 -	INVENTORY

	December 31, 2024
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$325	$-	$325
Finished goods:
Packaged dried cannabis	2,605	-	2,605
Other products	285	-	285

Balance as of December 31, 2024	$3,215	$-	$3,215

	December 31, 2023
	Capitalized costs	Fair valuation adjustment, net	Carrying value
Work in progress:
Bulk cannabis	$3,735	$-	$3,735
Finished goods:
Packaged dried cannabis	4,667	984	5,651
Other products	590	-	590

Balance as of December 31, 2023	$8,992	$984	$9,976

During the years ended December 31, 2024, 2023 and 2022, inventory expensed to cost of revenue of cannabis products, including inventory write-off, was $43,199, $35,154 and $63,517, respectively, which included $nil, $984 and $4,342 of non-cash expense (a total of $2,528 out of which attributable to discontinued operations of the Canadian entities in 2022, see Note 21 below), respectively, related to the changes in fair value of inventory sold or impaired. In addition, during the years ended December 31, 2024, 2023 and 2022, cost of revenue also include production overhead not allocated to costs of inventory produced and recognized as an expense, as incurred.